RELATED-PARTY TRANSACTIONS DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
RELATED-PARTY TRANSACTIONS DISCLOSURE

12.RELATED-PARTY TRANSACTIONS

Related parties include the directors, officers, key management personnel, close family members and entities controlled by these individuals. Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of the Company as a whole.

Transactions with Related Parties

During the years ended January 31, 2025, 2024, and 2023, the Company incurred the following expenses with related parties:

	Years ended January 31,
	2025	2024	2023
Consulting fees to a company owned by an officer and a former director	$60,000	$60,000	$60,000
Consulting fees to a company controlled by officers and directors	10,000	45,000	60,000
Mineral exploration fees to a company controlled by officers and directors	25,000	-	-
Mineral exploration and general administrative expenses to a company controlled by officers and directors	-	5,400	99,984
Consulting fees paid or accrued to a company controlled by a former VP of Finance	-	-	7,120
Legal fees paid to a company controlled by a director	24,076	28,372	22,316
Consulting fees to a company controlled by a director	1,000	-	-
Consulting fees to an officer and director	20,000	-	-
Consulting fees to a former director	10,000	-	-
Stock-based compensation	38,645	-	-
Total transactions with related parties	$188,721	$138,772	$249,420

Amounts due to Related Parties

The following amounts were due to related parties as at:

	January 31, 2025	January 31, 2024
Due to a company owned by an officer and a former director (a), (c)	$171,387	$158,831
Due to a company controlled by officers and directors (a)	171,806	155,803
Due to a company controlled by officers and directors (a)	243,123	203,450
Due to an officer and director (a)	20,047	-
Due to a company controlled by a director (a)	16,714	9,291
Due to the Chief Executive Officer (“CEO”) and director (a), (b)	3,341	68,159
Due to a major shareholder (a), (b)	2,162	3,349
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,448	1,340
Due to a company controlled by a director (a)	1,130	-
Total due to related parties	$631,158	$600,223

(a)Amounts are unsecured, due on demand and bear no interest.

(b)On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder (the “Purchasers”) to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25%, depending on the particular concession and the Purchaser. The Company’s CEO agreed to acquire the NSR for $2,173 (US$1,500), the CFO agreed to acquire the NSR for $1,448 (US$1,000), and the major shareholder agreed to acquire the NSR for $3,621 (US$2,500).

The NSR will be paid quarterly once commercial exploitation begins and will be paid on gold, silver, copper and cobalt sales. If, within two years, the Company does not commence commercial exploitation of the mineral properties, an annual payment of $10,000 per purchaser will be paid.

Pursuant to Chilean law, the NSR agreements will come in force only when registered against the land title in Chile. The registration of the NSR Agreements has been deferred, therefore the payments made by the CEO, CFO, and the major shareholder have been recorded as advances on the books of the Company and will be applied towards the NSR Agreements, once they are fully legalized.

(c)On June 19, 2024, the Company entered into a debt settlement agreement with Da Costa Management Corp, an entity owned by the Company’s CFO, who agreed to convert a total of $50,000 owed for regular trade payables into 1,000,000 Shares at $0.05 per share.

Notes Payable to Related Parties

Debt Restructuring

On May 9, 2024, the Company restructured a portion of its debt with related parties (the “Creditors”) in the amount of $1,911,451, whereby the Creditors agreed to forgive a total of $145,848 in interest accrued on demand notes payable up to January 31, 2024 (which was recorded as part of the equity reserves), and to restructure repayment of remaining balance of $1,765,603 plus interest accrued on the Debt up to May 9, 2024, totaling $51,651 over a five-year period (the “Restructured Loan Agreements”). Under the Restructured Loan Agreements, the remaining balance and accrued interest, totalling $1,817,255 (the “Debt”), continues to accrue interest at an annual interest rate of 8%, and must be repaid in a series of semi-annual installment payments, commencing six months from the date of the Debt restructuring, on November 9, 2024, over a period of five years.

On January 13, 2025, the Company and the Creditors amended the Restructured Loan Agreements to extend and combine the first two payments to July 15, 2025. All other terms of the Restructured Loan Agreements remained the same.

In measuring the fair value of the Restructured Loan Agreements in alignment with IFRS 9, Financial Instruments, at May 9, 2024, the Company recognized an equity component of $239,337 against the balance of the Debt relating to the below-market interest rate. The value of the equity component was determined by discounting the total expected future obligations under the Restructured Loan Agreements at a market interest rate of 13%.

During the year ended January 31, 2025, the Company recorded accretion of $38,220 on the Debt and $109,064 in interest accrued on the Debt.

A reconciliation of the balance outstanding at January 31, 2025, is as follows:

January 31, 2025

Initial Debt at May 9, 2024	$1,765,604
Interest accrued up to May 9, 2024	51,651
Equity portion of loans payable	(239,337)
Interest expense	109,064
Accretion expense	38,220
Total loan balance at January 31, 2025	1,725,202
Less current portion	(195,290)
Non-current balance, January 31, 2025	$1,529,912

Reassignment of Certain Notes Payable with Related Parties

On May 9, 2024, the Company was notified that $450,000 owed under the notes payable with related parties were reassigned to new directors and officers of the Company, who joined the management team on May 10, 2024. This amount was converted to 9,000,000 Shares at $0.05 per Share, as part of the June 19, 2024, debt settlement transaction (Note 10).

Other Related Party Notes Payable due on Demand

The following amounts were due under the notes payable on demand:

	January 31, 2025	January 31, 2024

Notes payable to CEO and director(a)	$43,743	$1,325,624
Line of credit with the CEO and director (b)	134,591	-
Note payable to CFO	-	17,664
Note payable to a company controlled by officers and directors(c)	-	200,240
Note payable to a company controlled by officers and directors(a)	136,326	340,611
Note payable to a significant shareholder	-	677,552
Total notes payable to related parties	$314,660	$2,561,691

(a)These notes payable are unsecured, due on demand and accumulate interest at a rate of 8% per annum.

(b)On November 20, 2024, the Company entered into an unsecured line of credit agreement with the Company’s CEO and Director for up to $200,000. The outstanding balance, if any, on the revolving loan is due and payable on demand and bears interest at an annual rate of 8%. As at January 31, 2025, the Company had $132,496 drawn on the facility with $2,095 in interest accrued thereon.

(c)On June 19, 2024, the Company entered into a debt settlement agreement with Fladgate Exploration Consulting Corporation, an entity partly owned by the Company’s director and VP of Exploration, and the Company’s director and CEO, to forgive an interest accrued on the notes payable totaling $77,362 and to convert the remaining $129,093 into 2,581,865 Shares at $0.05 per Share. The debt forgiveness associated with interest accrued on the note payable up to the date of conversion was recorded as a contribution in equity reserves (Note 10).

Interest Expense

A reconciliation of the interest expense accrued on the outstanding notes payable for the years ended January 31, 2025, 2024, and 2023 is as follows:

	January 31, 2025	January 31, 2024	January 31, 2023

Interest accrued on Notes payable due on demand	$17,241	$189,926	$162,724
Interest accrued on Debt prior to restructuring on May 9, 2024	51,651	-	-
Interest accrued on Debt subsequent to restructuring on May 9, 2024	109,064	-	-
Total interest expense	$177,956	$189,926	$162,724